Securities - Summary of Allowance for Losses measured at FVOCI (Detail) $ in Millions	12 Months Ended
Oct. 31, 2018 CAD ($)
Disclosure of financial assets [line items]
Balance at end of year	$ 1,639
IFRS9 [member]
Disclosure of financial assets [line items]
Balance at end of year	1,741
IFRS9 [member] | Debt securities measured at FVOCI [member]
Disclosure of financial assets [line items]
Balance at beginning of year	49
Provision for (reversal of) credit losses	78
Write-offs	(5)
other	(99)
Balance at end of year	23
IFRS9 [member] | Stage 1 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	14
Provision for (reversal of) credit losses	1
Write-offs	0
other	0
Balance at end of year	15
IFRS9 [member] | Stage 2 [member] | Debt securities measured at FVOCI [member] | Financial instruments performing [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at beginning of year	35
Provision for (reversal of) credit losses	(32)
Write-offs	0
other	0
Balance at end of year	3
IFRS9 [member] | Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Balance at end of year	482
IFRS9 [member] | Stage 3 [member] | Debt securities measured at FVOCI [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Balance at beginning of year	0
Provision for (reversal of) credit losses	109
Write-offs	(5)
other	(99)
Balance at end of year	$ 5